Related-party Transactions - Summary of Related-party Transactions and Balances Included in Consolidated Financial Statements (Detail) ₨ in Thousands, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2022 USD ($)	May 31, 2020 INR (₨)
Disclosure of transactions between related parties [line items]
Purchase of products	₨ 100,446,700	$ 1,325.3	₨ 58,759,300	₨ 45,611,900
Sale of products	60,316,200	795.8	50,245,300	36,675,700
Services received	18,167,800	239.7	14,402,000	15,880,000
Services rendered	11,885,700	156.8	12,620,400	10,625,100
Bills discounted	79,014,200		59,472,300	31,485,200	$ 1,042.5
Purchase of property, plant and equipment	446,500	5.9	285,400	833,700
Sale of property, plant and equipment	2,340,900	30.9	343,700	974,800
Interest (income)/expense, dividend (income)/paid, (net)	739,900	9.8	826,700	(5,865,400)
Finance given (including loans and equity)			412,500			₨ 6,181,700
Finance given, taken back (including loans and equity)				35,000
Finance taken (including loans and equity)	1,480,000		28,135,100	46,653,600	19.5
Finance taken, paid back (including loans and equity)	1,532,700		1,620,000	9,393,400	20.2
Borrowing towards lease liability	542,700		1,679,900	1,138,300	7.2
Repayment towards lease liability	240,700	3.2	141,400	18,300
Amounts receivable in respect of loans and interest thereon	137,600		139,800	293,100	1.8
Amounts payable in respect of loans and interest thereon	938,800		1,010,700	479,300	12.4
Amount payable in respect of Lease Liability	2,960,500	$ 39.1	2,658,500
Trade and other receivables	7,194,800		8,703,200	8,453,400	94.9
Accounts payable	4,909,100		4,447,300	7,035,600	64.8
Acceptances	15,297,200		9,290,700	769,000	201.8
Provision for amount receivables	93,000		93,000	251,200	$ 1.2
Associates and its subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Purchase of products	40,642,200		19,795,600	17,362,600
Sale of products	3,897,900		1,450,000	1,870,700
Services received	109,500		145,700	228,900
Services rendered	125,800		105,900	165,400
Purchase of property, plant and equipment	348,600		248,200	810,000
Sale of property, plant and equipment				21,800
Interest (income)/expense, dividend (income)/paid, (net)	58,400		55,000	(135,800)
Finance taken (including loans and equity)	1,480,000		2,110,000	1,040,000
Finance taken, paid back (including loans and equity)	1,520,000		1,620,000	810,000
Amounts payable in respect of loans and interest thereon	910,000		950,000	460,000
Trade and other receivables	718,200		405,700	274,500
Accounts payable	1,399,500		653,100	2,726,100
Joint ventures [Member]
Disclosure of transactions between related parties [line items]
Purchase of products	3,988,900			7,900
Sale of products	26,797,300		27,546,000	19,519,200
Services received	36,700			41,600
Services rendered	9,861,300		10,769,600	9,595,800
Interest (income)/expense, dividend (income)/paid, (net)			(900)	(6,064,300)
Finance given (including loans and equity)						₨ 6,181,700
Amounts receivable in respect of loans and interest thereon	93,000		93,900	251,300
Trade and other receivables	2,979,700		4,812,900	6,286,600
Accounts payable	2,000			31,900
Provision for amount receivables	93,000		93,000	251,200
Joint operations [Member]
Disclosure of transactions between related parties [line items]
Purchase of products	55,585,900		38,686,300	27,814,700
Sale of products	16,930,000		11,790,100	6,810,300
Services received	2,600		7,400	8,000
Services rendered	52,300		44,900	49,300
Interest (income)/expense, dividend (income)/paid, (net)	(45,100)		183,700	40,900
Borrowing towards lease liability	542,700		1,679,900	1,138,300
Repayment towards lease liability	240,700		141,400	18,300
Amount payable in respect of Lease Liability	2,960,500		2,658,500
Trade and other receivables	838,500
Accounts payable	1,119,200		1,569,400	2,695,900
Tata Sons Pvt Ltd, its subsidiaries and joint ventures [Member]
Disclosure of transactions between related parties [line items]
Purchase of products	229,700		277,400	426,700
Sale of products	12,691,000		9,459,200	8,475,500
Services received	18,019,000		14,248,900	15,601,500
Services rendered	1,846,300		1,700,000	814,600
Bills discounted	79,014,200		59,472,300	31,485,200
Purchase of property, plant and equipment	97,900		37,200	23,700
Sale of property, plant and equipment	2,340,900		343,700	953,000
Interest (income)/expense, dividend (income)/paid, (net)	726,600		588,900	293,800
Finance given (including loans and equity)			412,500
Finance given, taken back (including loans and equity)				35,000
Finance taken (including loans and equity)			26,025,100	45,613,600
Finance taken, paid back (including loans and equity)	12,700			8,583,400
Amounts receivable in respect of loans and interest thereon	44,600		45,900	41,800
Amounts payable in respect of loans and interest thereon	28,800		60,700	19,300
Trade and other receivables	2,658,400		3,484,600	1,892,300
Accounts payable	2,388,400		2,224,800	1,581,700
Acceptances	₨ 15,297,200		₨ 9,290,700	₨ 769,000